Unaudited Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss) income	$ (2,750,317)	$ (2,859,862)	$ (10,771,451)	$ (1,178,906)
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Depreciation and amortization expense	25,364	42,752	126,791	148,763
Gain on forgiveness of payable			319,900
Amortization of right-to-use asset			358,312	330,110
Change in fair value of warrant liabilities	(476,583)	165,361	433,725
Change in fair value of conversion option liabilities	(272,479)	60,666
Noncash lease expense	92,776	87,735
Income tax (benefit) expense	(400,000)	532,280	838,055	(838,055)
Amortization of debt discount	802,748	434,308	1,928,576	72,335
Share-based compensation	712,714	117,500	331,959
Provision for credit losses	9,295		31,484	123,562
Paid in kind interest	994,856
Changes in operating assets and liabilities:
Accounts receivable	(121,467)	(71,921)	(76,506)	491,993
Other receivable				209,810
Inventories	742,110	(64,712)	(1,220,602)	(1,813,841)
Prepaid and other current assets	(218,234)	(312,651)	(205,858)	(25,571)
Deferred tax asset			838,055	(838,055)
Deposit			17,486	(1,700)
Accounts payable	(274,154)	40,929	1,509,157	199,536
Accrued expenses	(725,098)	808,647	1,449,977	536,944
Deferred revenue	(1,314,462)	(1,582,323)	(4,388,036)	(1,302,767)
Other payable	213,259	122,012	(335,641)	1,299,337
Lease liability	(85,513)	(75,692)	(314,903)	(247,492)
Net cash used in operating activities	(3,045,185)	(2,554,971)	(9,763,088)	(1,995,942)
Cash flows from investing activities:
Proceeds from sale of asset			6,718
Purchase of assets		(18,920)	(23,764)	(499,316)
Net cash used in investing activities		(18,920)	(17,046)	(499,316)
Cash flows from financing activities:
Repayment of loan payable				(500,000)
Repayment of floor plan payable	(870,400)		(1,675,000)
Proceeds from floor plan payable	318,400		2,887,000
Proceeds from convertible note	1,724,100		1,154,681	13,700,000
Proceeds from note payable	1,575,000
Debt issuance costs	(347,055)		(382,212)	(3,088,884)
Assets and liabilities assumed from Business Combination				(762,710)
Issuance of preferred and common shares, net of issuance costs			1,145,000	95,537
Cash distributed to stockholders				(2,329,357)
Repayment of note payable	(150,480)
Net cash provided by financing activities	2,249,565		3,129,469	7,114,586
Effect of translation changes on cash	(3,757)		(6,696)
Net (decrease) increase in cash and cash equivalents	(799,377)	(2,573,891)	(6,657,361)	4,619,328
Cash and cash equivalents, beginning of year	1,476,850	8,134,211	8,134,211	3,514,883
Cash and cash equivalents, end of year	677,473	5,560,320	1,476,850	8,134,211
Supplemental cash flow disclosure:
Cash paid for interest	176,277	112,737	1,812,295	95,681
Supplemental disclosure of noncash cash flow information
Transfer of property and equipment to inventory			325,474
Initial classification of warrant liabilities	33,357		26,551	26,283
Initial classification of conversion option liability	49,017		105,981	2,724
Assets and liabilities acquired with the business combination			1,250,000
Conversion of preferred shares into common shares			185
Paid in kind interest on convertible note			862,974
Record right-to-use asset and lease liability per ASC 842			196,797	196,797
Issuance of common stock	50
Reversal of conversion of redeemable preferred stock into common stock	$ (185)
Previously Reported
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Change in fair value of derivatives			$ 638,212